Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes [Line Items]
Effective income tax rate	35.20%	34.90%	21.70%
Provision for income taxes from goodwill	$ 527
Increase in income taxes paid	3,200
Undistributed earnings of our foreign subsidiaries	2,300
Net tax loss and credit carry forwards (tax effected)	3,300
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2017 and 2036	1,900
Operating loss carry forwards amount	1,400
Decrease in valuation allowance	(900)
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 1,500	$ 1,200	$ 1,300